Property, Plant and Equipment	6 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
7.	PROPERTY, PLANT AND EQUIPMENT

As of June 30, 2020 and December 31, 2019, property, plant and equipment consist of:

	June 30, 2020	December 31, 2019
	(Unaudited)
Office buildings	$4,754,755	$4,822,303
Electronic equipment, furniture and fixtures	5,435,739	5,029,249
Motor vehicles	221,547	242,265
Purchased software	15,694,167	15,538,161
	26,106,209	25,631,978
Less: accumulated depreciation	(15,176,380)	(13,796,462)
Property, plant and equipment, net	$10,929,829	$11,835,516

Depreciation expenses for the six months ended June 30, 2020 and 2019 were approximately $1.6 million and $1.4 million, respectively.

Management regularly evaluates property, plant and equipment for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, plant and equipment exceeded its fair value. Management utilizes the discounted cash flow method to estimate the fair value of the property, plant and equipment.

Based on the test of recoverability and the estimated fair value, management determined no impairment for the six months ended June 30, 2020 and 2019.

Company’s office buildings, with net carry value of approximately $2.8 million, are used as collateral for its short-term bank loan.